EVENTS AFTER THE REPORTING PERIOD - Issuance of new shares (Details) - Common shares - $ / shares	Mar. 01, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period
Number of shares issued (in shares)		1,756,731,135	1,756,731,135
Number of shares outstanding (in shares)		1,756,731,135
Par value (USD per share)		$ 0.001	$ 0.001
Issuance of new shares
Disclosure of non-adjusting events after reporting period
Increase (decrease) in number of ordinary shares issued (in shares)	92,459,532
Number of shares issued (in shares)	1,849,190,667
Number of shares outstanding (in shares)	1,849,190,667
Share issuance as a percentage of authorized shares	4.99%
Par value (USD per share)	$ 0.001